Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Tax Deferred Expense [Abstract]
Net operating loss carryforwards	$ 45,512	$ 36,590
Research and development tax credits	11,163	7,026
Capitalized research and development costs	10,042	0
Intangibles	478	392
Stock compensation	9,507	6,554
Accrued expenses	0	107
Deferred revenue	0	0
Other	357	176
Fixed assets	282	265
Lease liability	7,735	7,269
Gross deferred tax asset	85,076	58,379
Valuation allowance	(77,288)	(50,931)
Net deferred tax assets	7,788	7,448
Deferred tax liabilities:
Right of use asset	(7,788)	(7,448)
Net deferred tax asset (liability)	$ 0	$ 0